EARNINGS PER SHARE - Continued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Numerator:
Profit / (loss) for the period attributable to the owners of the parent	$ (397)	$ (115)	[1]	$ (439)	[1]
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)	1,749	1,749		1,749
Denominator for diluted earnings per share (in millions) (in shares)	1,749	1,749		1,749
Basic (loss) / earnings per share (in dollars per share)	$ (0.23)	$ (0.07)		$ (0.25)
Diluted (loss) / earnings per share (in dollars per share)	$ (0.23)	$ (0.07)		$ (0.25)

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).